Acquisitions and Divestitures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	9 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	9 Months Ended	0 Months Ended
	Apr. 30, 2013 WildHorse Resources, LLC [Member]	Jul. 11, 2012 Garza County, Texas [Member]	Sep. 18, 2012 Ector County, Texas [Member]	Dec. 31, 2012 Subsidiaries [Member]	Oct. 11, 2012 NGP Controlled Entity [Member]	Dec. 31, 2012 NGP Controlled Entity [Member]	Oct. 11, 2012 Received upon closing [Member] NGP Controlled Entity [Member]	Dec. 31, 2012 Series of Individually Immaterial Business Acquisitions [Member]	Sep. 30, 2014 Eagle Ford Acquisition [Member]	Sep. 30, 2014 Eagle Ford Acquisition [Member] Leasehold Improvements [Member]	May 09, 2014 Golden Energy [Member]	Sep. 30, 2013 Propel Energy [Member]	Dec. 31, 2013 Propel Energy [Member]	Jan. 01, 2013 Tanos [Member] Natural Gas Pipe Lines [Member]	Jan. 01, 2013 Tanos [Member] Natural Gas Pipe Lines [Member] Minimum [Member]	Jan. 01, 2013 Tanos [Member] Natural Gas Pipe Lines [Member] Maximum [Member]	Sep. 30, 2013 Tanos [Member] Oil And Natural Gas Properties [Member]	Dec. 31, 2013 Tanos [Member] Oil And Natural Gas Properties [Member]	Sep. 30, 2013 Tanos [Member] Non Operated Oil And Natural Gas Properties [Member]	Dec. 31, 2013 Tanos [Member] Non Operated Oil And Natural Gas Properties [Member]	May 10, 2013 Black Diamond [Member]	Sep. 30, 2013 East Texas Acquisition and Rockies Acquisition [Member]	Dec. 31, 2013 East Texas Acquisition and Rockies Acquisition [Member]	May 01, 2012 Undisclosed Seller Acquisition [Member]	Dec. 31, 2012 Undisclosed Seller Acquisition [Member]	Sep. 28, 2012 Goodrich Acquisition [Member]	Dec. 31, 2012 Goodrich Acquisition [Member]	Jul. 31, 2012 Texas And New Mexico [Member]	Jul. 31, 2012 Menemsha Acquisition [Member]	Dec. 31, 2012 Menemsha Acquisition [Member]	Jul. 31, 2013 BlueStone Natural Resources Holdings, LLC [Member]	Sep. 30, 2013 BlueStone Natural Resources Holdings, LLC [Member]	Jul. 01, 2014 Wyoming Acquisition [Member]
Business Acquisition [Line Items]
Payments to acquire oil and gas properties and leases	$ 67.1							$ 10.2	$ 168.1			$ 8.5	$ 9.3									$ 29.4	$ 29.4	$ 112.1		$ 90.4		$ 147.9	$ 74.7				$ 911.7
Business acquisition, revenues									25.9																22.1		4.6			4.9			41.6
Business acquisition, earnings									13.3																9.2		2.0			0.9			16.5
Percentage of leasehold interest acquired										30.00%
Proceeds from divestitures		26.1	4.7	3.3	40.1		38.1				7.6				1.5	2.0	2.9	2.9			33.0										117.9	117.9
Gain (loss) on sale of oil and gas properties		7.6	2.2	(0.1)							(3.2)			1.4					1.4	1.4	(6.8)										89.5	90.2
Period for drilling any new wells														3 years
Contingent consideration related to sale of natural gas pipeline														0.4
Net book value of oil and gas properties																					39.8
Equity gain on sale of oil and gas properties to affiliates						$ 6.3